OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2023
Operating Lease
SCHEDULE OF OPERATING LEASES RIGHT OF USE ASSETS AND LIABILITIES

The following sets forth the operating lease right of use assets and liabilities as of December 31, 2023:

Assets:
Operating lease right of use assets	$1,053,159

Liabilities:
Operating lease obligations-current portion	279,538
Operating lease obligations-less current portion	827,836
Total operating lease obligations	$1,107,374

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

Following are the minimum lease payments for each year and in total.

Year ending December 31:
2024	$358,424
2025	311,849
2026	293,300
2027	117,492
Thereafter	235,020
Total undiscounted minimum future lease payments	1,316,085
Imputed interest	(208,711)
Total operating lease liability	$1,107,374